Investment properties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Increase (Decrease) in Fair Value

	31 December	31 December
	2020	2019
Cost Opening balance	46,283	145,759
Addition	—	987
Disposal	(15,985)	—
Transfer to property, plant and equipment	6,781	(100,463)
Closing balance	37,079	46,283
Accumulated depreciation
Opening balance	(30,000)	(130,334)
Transfer to property, plant and equipment	(5,528)	103,262
Depreciation and impairment charges during the year	(697)	(2,928)
Disposal	12,821	—
Closing balance	(23,404)	(30,000)

Net book amount	13,675	16,283

Summary of Investment Properties and Information About Fair Value Hierarchy

31 December 2020	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	22,340	Income capitalization approach
Investment properties in Ankara	—	15,160	—	Market approach
Investment properties in Aydin	—	2,515	—	Market approach
	—	17,675	22,340

31 December 2019	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	21,520	Income capitalization approach
Investment properties in Ankara	—	14,400	—	Market approach
Investment properties in Istanbul	—	14,585	—	Market approach
	—	28,985	21,520